Revenue - Contract Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized contract costs	$ 23,818	$ 23,818	$ 18,954
Minimum
Estimated life of relevant customer relationship	1 year	1 year
Maximum
Estimated life of relevant customer relationship	5 years	5 years